UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2008
                 Check here if Amendment [x] Amendment Number: 1

                        This Amendment (Check only one):
                              |x| is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 14, 2008

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $555,267,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     8955  1155427 SH       SOLE                  1155427
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    20316   738752 SH       SOLE                   738752
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      228    26564 SH       SOLE                    26564
ALLIANCEBERNSTEIN GBL HGH IN   COM              01879R106     1245   124112 SH       SOLE                   124112
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    11188   895746 SH       SOLE                   895746
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2612       20 SH       SOLE                     2000
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    16327     3715 SH       SOLE                     3715
BLACKROCK PFD & EQ ADVANTAGE   COM              092508100     5775   557989 SH       SOLE                   557989
CROWN HOLDINGS INC             COM              228368106     6662   299956 SH       SOLE                   299956
COMCAST CORP NEW               Cl A             20030N101     8885   452631 SH       SOLE                   452631
COMCAST CORP NEW               CL A SPL         20030N200     3260   165334 SH       SOLE                   165334
CNA FINL CORP                  COM              126117100    19195   731533 SH       SOLE                   731533
CRYSTAL RIV CAP INC            COM              229393301     4716  2334536 SH       SOLE                  2334536
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    11985  1920608 SH       SOLE                  1920608
DU PONT E I DE NEMOURS & CO    COM              263534109    13135   325923 SH       SOLE                   325923
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    19082    58087 SH       SOLE                    58087
FRANKLIN UNVL TR               SH BEN INT       355145103     4065   783141 SH       SOLE                   783141
WESTERN ASSET VAR RT STRG FD   COM              957667108     7838   646695 SH       SOLE                   646695
GENERAL COMMUNICATION INC      CL A             369385109    14390  1554005 SH       SOLE                  1554005
HOOPER HOLMES INC              COM              439104100     5795  4457680 SH       SOLE                  4457680
HYPERION BRKFLD TOTAL RET FD   COM              449145101     1738   368322 SH       SOLE                   368322
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     4287   566273 SH       SOLE                   566273
HUNTSMAN CORP                  COM              447011107     9974   791609 SH       SOLE                   791609
MORGAN STANLEY                 INSD CA MUN      61745P825     2995   244110 SH       SOLE                   244110
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102      493   102800 SH       SOLE                   102800
NUVEEN MULT CURR ST GV INCM    COM              67090N109     8174   590611 SH       SOLE                   590611
NUVEEN MULTI STRAT INC & GR    COM              67073B106     3072   507695 SH       SOLE                   507695
NUVEEN MULTI STRAT INC GR FD   COM SHS          67073D102     5229   877306 SH       SOLE                   877306
JOURNAL REGISTER CO            COM              481138105       42  4166676 SH       SOLE                  4166676
LOEWS CORP                     COM              540424108    15022   380388 SH       SOLE                   380388
LIBERTY GLOBAL INC             COM SER A        530555101      389    12836 SH       SOLE                    12836
LIBERTY GLOBAL INC             COM SER C        530555309    10911   388424 SH       SOLE                   388424
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     9305   695437 SH       SOLE                   695437
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     3327   257731 SH       SOLE                   257731
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    10413   417017 SH       SOLE                   417017
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      756   280166 SH       SOLE                   280166
MCCLATCHY CO                   CL A             579489105     2894   657624 SH       SOLE                   657624
MTR GAMING GROUP INC           COM              553769100     5075  1528691 SH       SOLE                  1528691
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    15597   944705 SH       SOLE                   944705
MERCK & CO INC                 COM              589331107     9267   293624 SH       SOLE                   293624
NASH FINCH CO                  COM              631158102     4506   104495 SH       SOLE                   104495
NORFOLK SOUTHERN CORP          COM              655844108     4301    64963 SH       SOLE                    64963
NEWS CORP                      CL A             65248E104     1917   159903 SH       SOLE                   159903
OWENS ILL INC                  COM NEW          690768403     7721   262624 SH       SOLE                   262624
PRESTIGE BRANDS HLDGS INC      COM              74112D101     6575   740434 SH       SOLE                   740434
PIMCO FLOATING RATE STRTGY F   COM              72201J104    14036  1477518 SH       SOLE                  1477518
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     6706  1244153 SH       SOLE                  1244153
PARK OHIO HLDGS CORP           COM              700666100     8594   480374 SH       SOLE                   480374
Q E P INC                      COM              74727K102     1815   340557 SH       SOLE                   340557
RCN CORP                       COM NEW          749361200     7587   618868 SH       SOLE                   618868
RMK MULTI SECTR HI INCM FD I   COM              74963Q102      782  1042749 SH       SOLE                  1042749
RMK ADVANTAGE INCOME FD INC    COM              74963L103      424   416047 SH       SOLE                   416047
RMK STRATEGIC INCOME FD INC    COM              74963H102      452   465477 SH       SOLE                   465477
SAFEGUARD SCIENTIFICS INC      COM              786449108      583   466000 SH       SOLE                   466000
ISTAR FINL INC                 COM              45031U101     5440  2092407 SH       SOLE                  2092407
SAFEWAY INC                    COM NEW          786514208    15421   650114 SH       SOLE                   650114
THORNBURG MTG INC              PFD E CV 7.50%   885218503       40    80198 SH       SOLE                    80198
THORNBURG MTG INC              PFD CONV SER F   885218701       37    67485 SH       SOLE                    67485
TRAVELERS COMPANIES INC        COM              89417E109    15146   335083 SH       SOLE                   335083
TESORO CORP                    COM              881609101    10083   611453 SH       SOLE                   611453
VALERO ENERGY CORP NEW         COM              91913Y100    13074   431474 SH       SOLE                   431474
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    13200   597299 SH       SOLE                   597299
VERMONT PURE HOLDINGS LTD NEW  COM              924237100     1080   871065 SH       SOLE                   871065
WINN DIXIE STORES INC          COM NEW          974280307     3677   264527 SH       SOLE                   264527
WILLIAMS COS INC DEL           COM              969457100    11812   499444 SH       SOLE                   499444
WESCO FINL CORP                COM              950817106    14720    41232 SH       SOLE                    41232
WHX CORP                       COM NEW          929248508       91    65000 SH       SOLE                    65000
LSI CORPORATION                NOTE 4.000% 5/1  502161AJ1     8263  8808000 SH       SOLE                  8808000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7    14249 18115000 SH       SOLE                 18115000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     6455  8714000 SH       SOLE                  8714000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6793 14703000 SH       SOLE                 14703000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    16869 18065000 SH       SOLE                 18065000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    13387 17426000 SH       SOLE                 17426000
UNITED AUTO GROUP INC          NOTE 3.500% 4/0  909440AH2     1959  2370000 SH       SOLE                  2370000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3    12858 16348000 SH       SOLE                 16348000